Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–38.74%
Angola–0.09%
Angolan Government International Bond, 9.50%, 11/12/2025(a)	$1,800,000	$1,972,890
Argentina–0.16%
Argentine Republic Government International Bond, 0.50%, 07/09/2030(b)	10,650,000	3,621,107
Belgium–0.01%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	125,000	128,125
Brazil–0.78%
Azul Investments L.L.P., 7.25%, 06/15/2026(a)	1,635,000	1,477,852
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	2,320,000	2,050,602
Banco do Brasil S.A., 9.00%(a)(c)(d)	3,600,000	3,857,616
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	3,575,000	3,636,883
CSN Inova Ventures, 6.75%, 01/28/2028(a)	1,775,000	1,870,140
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	710,000	766,775
7.00%, 04/03/2049(a)	1,775,000	1,943,527
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,627,197
		17,230,592
Canada–0.32%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(a)	1,200,000	1,112,652
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	90,000	90,565
6.88%, 01/15/2029(a)	1,009,000	1,011,921
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/2031(a)(e)	1,139,000	1,148,693
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)(e)	3,545,000	3,794,923
		7,158,754
Chile–0.55%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	1,750,000	1,783,250
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	3,650,000	3,512,888
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	7,100,000	7,004,860
		12,300,998
	Principal Amount	Value
China–0.95%
CIFI Holdings Group Co. Ltd.,
6.55%, 03/28/2024(a)	$710,000	$658,525
6.45%, 11/07/2024(a)	2,150,000	1,945,750
6.00%, 07/16/2025(a)	1,850,000	1,641,875
Country Garden Holdings Co. Ltd.,
5.13%, 01/17/2025(a)	530,000	456,860
5.40%, 05/27/2025(a)	4,810,000	4,172,675
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	492,000	443,572
KWG Group Holdings Ltd.,
5.88%, 11/10/2024(a)	1,250,000	682,813
5.95%, 08/10/2025(a)	1,065,000	577,763
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	1,695,000	1,517,025
5.25%, 02/23/2023(a)	3,750,000	3,037,500
4.25%, 07/12/2025(a)	700,000	518,000
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/2024(a)	1,065,000	833,362
Prosus N.V., 3.26%, 01/19/2027(a)	3,357,000	3,355,548
Shimao Group Holdings Ltd.,
6.13%, 02/21/2024(a)	710,000	346,125
5.60%, 07/15/2026(a)	1,800,000	837,000
		21,024,393
Colombia–0.85%
Bancolombia S.A., 4.88%, 10/18/2027(c)	7,200,000	7,167,564
Colombia Government International Bond,
4.13%, 02/22/2042	5,475,000	4,347,150
5.00%, 06/15/2045	5,050,000	4,310,226
Ecopetrol S.A., 4.63%, 11/02/2031	3,228,000	2,979,573
		18,804,513
Denmark–0.16%
Danske Bank A/S, 7.00%(a)(c)(d)	3,200,000	3,443,840
Dominican Republic–0.17%
Dominican Republic International Bond,
4.88%, 09/23/2032(a)	2,280,000	2,242,403
5.30%, 01/21/2041(a)	1,560,000	1,485,900
		3,728,303
Ecuador–0.07%
Ecuador Government International Bond, 5.00%, 07/31/2030(a)(b)	1,800,000	1,566,000

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Egypt–0.52%
Egypt Government International Bond,
6.59%, 02/21/2028(a)	$2,564,000	$2,422,203
7.63%, 05/29/2032(a)	5,000,000	4,507,570
8.50%, 01/31/2047(a)	3,700,000	3,101,773
8.88%, 05/29/2050(a)	1,775,000	1,525,380
		11,556,926
El Salvador–0.10%
El Salvador Government International Bond,
7.75%, 01/24/2023(a)	1,000,000	785,010
5.88%, 01/30/2025(a)	750,000	451,883
8.25%, 04/10/2032(a)	1,750,000	1,027,250
		2,264,143
France–0.82%
Altice France S.A.,
8.13%, 02/01/2027(a)	1,226,000	1,298,095
5.13%, 07/15/2029(a)	766,000	712,300
5.50%, 10/15/2029(a)	730,000	692,887
BNP Paribas S.A., 7.38%(a)(c)(d)(e)	2,200,000	2,461,789
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	275,000	278,971
7.00%, 10/15/2028(a)(e)	1,899,000	1,933,761
Societe Generale S.A., 4.75%(a)(c)(d)(e)	3,550,000	3,515,955
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	7,400,000	7,196,351
		18,090,109
Ghana–0.40%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	5,550,000	4,626,868
7.75%, 04/07/2029(a)	5,450,000	4,297,298
		8,924,166
Guatemala–0.34%
CT Trust, 5.13%, 02/03/2032(a)	2,000,000	2,031,420
Guatemala Government Bond,
4.90%, 06/01/2030(a)	2,960,000	3,102,554
3.70%, 10/07/2033(a)	2,536,000	2,409,225
		7,543,199
Hong Kong–0.49%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)(e)	9,250,000	9,080,124
5.75%, 07/21/2028(a)	1,775,000	1,706,511
		10,786,635
India–0.70%
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	3,475,000	3,522,781
JSW Steel Ltd., 3.95%, 04/05/2027(a)	4,260,000	4,079,434
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	3,700,000	3,732,375
	Principal Amount	Value
India–(continued)
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	$3,600,000	$4,304,182
		15,638,772
Indonesia–1.58%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	6,390,000	6,429,618
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	4,475,000	4,509,815
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	3,600,000	3,476,951
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	7,400,000	7,764,857
5.45%, 05/15/2030(a)	3,700,000	4,042,898
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	1,775,000	1,726,883
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	3,700,000	3,837,492
4.38%, 02/05/2050(a)	3,600,000	3,375,666
		35,164,180
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	1,350,000	1,297,620
Ireland–0.51%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	1,320,388	1,293,889
Series 119, 0.00%, 04/30/2025(a)(f)	1,404,732	1,376,540
Series 120, 0.00%, 04/30/2025(a)(f)	1,758,370	1,723,082
Series 122, 0.00%, 04/30/2025(a)(f)	1,540,607	1,509,690
Series 124, 0.00%, 04/30/2025(a)(f)	1,237,364	1,212,532
Series 126, 0.00%, 04/30/2025(a)(f)	1,384,261	1,356,481
Series 127, 0.00%, 04/30/2025(a)(f)	1,603,380	1,571,202
0.00%, 04/30/2025(a)(f)	1,258,396	1,233,142
		11,276,558
Japan–0.31%
SoftBank Group Corp., 4.63%, 07/06/2028(a)	3,675,000	3,448,583
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	3,418,113
		6,866,696
Macau–0.42%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	3,495,000	3,481,614
5.88%, 05/15/2026(a)(e)	3,200,000	3,191,744
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	2,840,000	2,701,124
		9,374,482
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Mexico–2.17%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	$1,782,000	$1,718,837
Banco Mercantil del Norte S.A.,
8.38%(a)(c)(d)	1,850,000	2,030,606
5.88%(a)(c)(d)	1,764,000	1,695,645
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	3,550,000	3,647,714
6.99%, 02/20/2032(a)	2,136,000	2,123,109
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	2,590,000	2,690,129
3.88%, 07/11/2031(a)	2,590,000	2,459,723
5.13%(a)(c)(d)	2,487,000	2,500,082
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	11,125,000	10,300,804
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	3,064,000	2,835,425
Petroleos Mexicanos,
6.50%, 03/13/2027	11,050,000	11,573,052
6.70%, 02/16/2032(a)(e)	2,857,000	2,832,873
7.69%, 01/23/2050	1,775,000	1,647,502
		48,055,501
Netherlands–1.28%
ING Groep N.V.,
6.50%(c)(d)	7,200,000	7,715,016
5.75%(c)(d)	7,100,000	7,469,803
6.75%(a)(c)(d)	1,500,000	1,599,375
OCI N.V., 4.63%, 10/15/2025(a)	978,000	1,007,438
UPC Holding B.V., 5.50%, 01/15/2028(a)(e)	7,300,000	7,424,684
VEON Holdings B.V., 3.38%, 11/25/2027(a)	2,167,000	1,977,929
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	1,213,000	1,171,934
		28,366,179
Nigeria–0.17%
Nigeria Government International Bond, 7.88%, 02/16/2032(a)	3,945,000	3,851,306
Oman–0.64%
Oman Government International Bond,
4.75%, 06/15/2026(a)	6,982,000	7,150,832
6.75%, 01/17/2048(a)	7,100,000	6,967,372
		14,118,204
Pakistan–0.07%
Pakistan Government International Bond, 8.88%, 04/08/2051(a)	1,775,000	1,658,170
South Africa–0.37%
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	1,775,000	1,861,087
Republic of South Africa Government International Bond, 5.65%, 09/27/2047	1,775,000	1,616,386
	Principal Amount	Value
South Africa–(continued)
Sasol Financing USA LLC, 4.38%, 09/18/2026	$2,403,000	$2,378,033
Stillwater Mining Co., 4.00%, 11/16/2026(a)	2,500,000	2,396,750
		8,252,256
Sweden–0.33%
Skandinaviska Enskilda Banken AB, 5.13%(a)(c)(d)	7,200,000	7,407,324
Switzerland–1.79%
Consolidated Energy Finance S.A., 5.63%, 10/15/2028(a)	700,000	658,970
Credit Suisse Group AG,
7.50%(a)(c)(d)	3,550,000	3,700,484
6.25%(a)(c)(d)	7,385,000	7,763,481
5.25%(a)(c)(d)	3,600,000	3,598,920
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	3,474,000	3,108,362
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(c)	4,320,000	4,757,681
UBS Group AG,
7.00%(a)(c)(d)	2,130,000	2,252,635
7.00%(a)(c)(d)	7,195,000	7,837,852
4.88%(a)(c)(d)	6,075,000	6,081,682
		39,760,067
Tanzania–0.16%
HTA Group Ltd., 7.00%, 12/18/2025(a)	3,330,000	3,478,618
Thailand–0.08%
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(c)	1,800,000	1,791,869
Turkey–0.16%
Coca-Cola Icecek A.S., 4.50%, 01/20/2029(a)	3,550,000	3,576,541
Ukraine–0.76%
Metinvest B.V., 8.50%, 04/23/2026(a)	3,750,000	3,346,500
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	1,800,000	1,371,712
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	2,850,000	2,636,250
6.88%, 05/21/2029(a)	3,600,000	3,033,072
7.38%, 09/25/2032(a)	5,400,000	4,582,548
1.26%, 05/31/2040(a)	2,500,000	1,897,625
		16,867,707
United Kingdom–3.04%
abrdn PLC, 4.25%, 06/30/2028(a)	1,825,000	1,933,624
Barclays PLC,
8.00%(c)(d)	1,775,000	1,938,690
6.13%(c)(d)	3,550,000	3,779,685
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United Kingdom–(continued)
BP Capital Markets PLC, 4.88%(c)(d)	$2,590,000	$2,742,162
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)(e)	14,200,000	14,030,594
HSBC Holdings PLC,
6.00%(c)(d)	5,075,000	5,370,010
6.50%(c)(d)	3,550,000	3,820,528
M&G PLC, 6.50%, 10/20/2048(a)(c)	1,825,000	2,091,632
Petrofac Ltd., 9.75%, 11/15/2026(a)(e)	2,584,000	2,607,140
Prudential PLC, 4.88%(a)(d)	3,550,000	3,622,207
Standard Chartered PLC,
7.75%(a)(c)(d)	6,400,000	6,738,624
6.00%(a)(c)(d)(e)	7,175,000	7,515,812
4.30%(a)(c)(d)(e)	1,775,000	1,664,062
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	447,000	422,183
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	767,000	782,800
Vodafone Group PLC,
3.25%, 06/04/2081(c)(e)	3,326,000	3,173,603
4.13%, 06/04/2081(c)	5,595,000	5,339,141
		67,572,497
United States–16.91%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	2,586,000	2,727,273
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)(e)	4,445,000	4,729,480
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	2,379,000	2,214,421
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	6,585,000	6,752,358
5.75%, 04/20/2029(a)	519,000	532,214
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)(e)	1,317,000	1,291,582
Arconic Corp., 6.13%, 02/15/2028(a)	9,500,000	9,870,310
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	1,197,000	1,144,314
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	1,097,000	1,123,081
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(e)	299,000	297,387
4.63%, 11/15/2029(a)	1,444,000	1,423,437
Audacy Capital Corp., 6.75%, 03/31/2029(a)(e)	1,201,000	1,130,411
Bath & Body Works, Inc.,
7.50%, 06/15/2029	470,000	513,724
6.88%, 11/01/2035	673,000	775,222
Principal Amount		Value
United States–(continued)
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)	$455,000	$457,182
5.25%, 02/15/2031(a)	5,300,000	4,226,750
Becton, Dickinson and Co., 3.79%, 05/20/2050(e)	7,400,000	7,736,668
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,865,000	1,881,785
Callon Petroleum Co., 8.00%, 08/01/2028(a)(e)	1,162,000	1,185,693
Calpine Corp., 3.75%, 03/01/2031(a)	1,236,000	1,125,193
Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,296,000	3,349,725
Carnival Corp., 10.50%, 02/01/2026(a)(e)	4,440,000	4,992,336
Carriage Services, Inc., 4.25%, 05/15/2029(a)	2,318,000	2,263,318
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(a)	777,000	797,474
5.00%, 02/01/2028(a)	842,000	853,333
4.75%, 03/01/2030(a)	4,258,000	4,231,004
4.50%, 08/15/2030(a)	5,475,000	5,347,104
4.50%, 05/01/2032	1,845,000	1,781,015
4.25%, 01/15/2034(a)	346,000	320,742
Centene Corp., 4.63%, 12/15/2029	1,261,000	1,313,256
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	7,500,000	8,092,500
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	275,000	270,555
Citigroup, Inc., 3.88%(c)(d)	4,336,000	4,231,936
Civitas Resources, Inc.,
7.50%, 04/30/2026	34,421	34,622
5.00%, 10/15/2026(a)	1,187,000	1,188,300
Clarios Global L.P., 6.75%, 05/15/2025(a)	285,000	296,020
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	259,000	271,159
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)(e)	1,345,000	1,283,560
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	1,393,000	1,436,065
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	1,150,000	1,286,672
CNX Midstream Partners L.P., 4.75%, 04/15/2030(a)	1,215,000	1,188,349
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	4,248,000	4,428,030
8.00%, 12/15/2027(a)	1,440,000	1,527,919
Covanta Holding Corp.,
4.88%, 12/01/2029(a)	815,000	810,782
5.00%, 09/01/2030(e)	648,000	642,929
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	2,371,799
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(e)	1,833,000	1,721,187
Crown Castle International Corp., 3.25%, 01/15/2051	3,700,000	3,407,190
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CSC Holdings LLC,
5.88%, 09/15/2022	$269,000	$273,660
5.50%, 04/15/2027(a)	1,195,000	1,223,250
5.75%, 01/15/2030(a)	1,814,000	1,711,763
4.63%, 12/01/2030(a)	213,000	189,874
4.50%, 11/15/2031(a)	649,000	605,757
5.00%, 11/15/2031(a)	253,000	228,282
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	1,245,000	1,234,411
Dana, Inc.,
5.38%, 11/15/2027	438,000	453,319
5.63%, 06/15/2028	689,000	717,587
DaVita, Inc.,
4.63%, 06/01/2030(a)	739,000	720,052
3.75%, 02/15/2031(a)	1,757,000	1,617,292
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	1,235,000	1,254,779
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	9,000,586
DISH DBS Corp., 7.75%, 07/01/2026	367,000	378,305
DISH Network Corp., Conv., 3.38%, 08/15/2026	275,000	256,655
Diversified Healthcare Trust,
4.75%, 05/01/2024	573,000	573,607
9.75%, 06/15/2025	1,344,000	1,427,644
4.38%, 03/01/2031	402,000	363,328
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	233,000	232,774
Encompass Health Corp., 4.50%, 02/01/2028	1,176,000	1,175,553
EnerSys, 5.00%, 04/30/2023(a)	753,000	767,623
EnPro Industries, Inc., 5.75%, 10/15/2026	1,063,000	1,104,579
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	1,194,000	1,189,839
Expedia Group, Inc., 2.95%, 03/15/2031	3,113,000	2,997,865
FirstCash, Inc., 5.63%, 01/01/2030(a)	778,000	778,871
Ford Motor Co., 4.75%, 01/15/2043(e)	642,000	657,100
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	417,000	439,026
3.38%, 11/13/2025	501,000	502,408
4.39%, 01/08/2026	698,000	720,036
5.11%, 05/03/2029	1,578,000	1,691,229
Freeport-McMoRan, Inc.,
4.38%, 08/01/2028	93,000	96,053
4.63%, 08/01/2030(e)	6,290,000	6,554,306
5.40%, 11/14/2034(e)	1,986,000	2,295,975
5.45%, 03/15/2043(e)	189,000	222,568
Gap, Inc. (The), 3.63%, 10/01/2029(a)(e)	1,821,000	1,696,835
Principal Amount		Value
United States–(continued)
Gartner, Inc.,
4.50%, 07/01/2028(a)	$1,200,000	$1,225,410
3.63%, 06/15/2029(a)	587,000	570,312
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	406,000	397,886
6.25%, 05/15/2026	791,000	760,550
8.00%, 01/15/2027	1,011,000	1,019,280
7.75%, 02/01/2028	283,000	279,523
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)(e)	865,000	854,447
Gray Television, Inc., 7.00%, 05/15/2027(a)	1,103,000	1,170,261
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,224,000	1,253,590
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	2,342,000	2,245,041
HCA, Inc.,
5.88%, 02/15/2026	213,000	232,139
5.63%, 09/01/2028	849,000	947,667
5.88%, 02/01/2029	493,000	557,829
4.13%, 06/15/2029	1,458,000	1,555,043
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	1,316,000	1,343,939
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	781,000	811,486
5.75%, 02/01/2029(a)	431,000	440,331
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	1,144,000	1,175,283
Intrado Corp., 5.38%, 07/15/2022(a)	975,000	953,062
iStar, Inc.,
4.75%, 10/01/2024	1,837,000	1,861,919
5.50%, 02/15/2026	434,000	442,103
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	1,300,000	1,353,202
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,670,114
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	1,685,000	1,654,594
JPMorgan Chase & Co., Series KK, 3.65%(c)(d)(e)	7,954,000	7,666,622
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	1,418,000	1,361,776
Kraft Heinz Foods Co. (The),
5.00%, 06/04/2042	743,000	847,686
5.20%, 07/15/2045	9,490,000	11,017,179
4.38%, 06/01/2046	1,038,000	1,099,147
Lamar Media Corp.,
4.88%, 01/15/2029	1,861,000	1,893,567
4.00%, 02/15/2030	2,325,000	2,235,755
3.63%, 01/15/2031	1,296,000	1,207,399
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	1,277,000	1,232,260
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)(e)	1,977,000	1,807,126
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	$1,206,000	$1,186,698
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	1,041,000	1,042,473
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	1,112,000	1,135,185
4.50%, 12/15/2034	703,000	645,389
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	745,000	815,650
Series GG, 3.50%, 10/15/2032	10,360,000	10,463,608
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	1,117,000	1,105,506
Mattel, Inc.,
6.20%, 10/01/2040(e)	1,775,000	2,188,797
5.45%, 11/01/2041	1,775,000	1,990,769
MGM Resorts International, 6.00%, 03/15/2023	2,145,000	2,216,868
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,219,000	1,192,944
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	1,240,000	1,262,506
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	1,189,000	1,167,063
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(g)	5,744,632	29,298
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	166,000	170,556
Navient Corp.,
6.13%, 03/25/2024	817,000	851,853
5.88%, 10/25/2024	598,000	621,172
6.75%, 06/25/2025	565,000	598,149
6.75%, 06/15/2026(e)	318,000	336,579
5.00%, 03/15/2027	792,000	768,604
5.63%, 08/01/2033	362,000	324,728
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,176,000	1,166,357
Netflix, Inc.,
5.88%, 11/15/2028	753,000	873,608
5.38%, 11/15/2029(a)	734,000	840,353
NFP Corp., 4.88%, 08/15/2028(a)	473,000	462,819
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	1,006,000	1,023,907
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	1,362,000	1,190,899
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	592,000	610,823
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	1,982,000	2,069,327
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	1,745,000	1,864,759
Principal Amount		Value
United States–(continued)
Occidental Petroleum Corp.,
6.95%, 07/01/2024	$428,000	$466,950
8.50%, 07/15/2027	219,000	263,398
6.13%, 01/01/2031(e)	662,000	765,189
6.20%, 03/15/2040	661,000	766,046
4.10%, 02/15/2047	501,000	458,866
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,409,233
OneMain Finance Corp.,
6.88%, 03/15/2025	1,227,000	1,333,240
7.13%, 03/15/2026	1,037,000	1,141,726
3.88%, 09/15/2028	643,000	601,385
5.38%, 11/15/2029	768,000	780,964
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	1,215,000	1,159,189
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	761,000	817,774
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	7,200,000	7,746,047
3.80%, 09/15/2030	2,220,000	2,268,222
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,815,000	1,650,016
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	1,640,000	1,683,411
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,280,000	1,262,998
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	1,112,000	1,110,844
6.88%, 04/15/2040(a)	875,000	928,742
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	145,000	143,714
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	517,961
Ryan Specialty Group LLC, 4.38%, 02/01/2030(a)	567,000	564,874
SBA Communications Corp., 3.88%, 02/15/2027(e)	1,778,000	1,798,669
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	5,212,000	5,192,012
Scientific Games International, Inc., 8.25%, 03/15/2026(a)	1,036,000	1,082,693
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)(e)	503,000	504,994
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	1,273,000	1,216,899
Seagate HDD Cayman, 4.13%, 01/15/2031	2,960,000	2,908,674
Sempra Energy, 4.13%, 04/01/2052(c)	10,650,000	10,396,133
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	1,631,000	1,674,221
5.63%, 11/01/2024(a)	137,000	145,014
4.00%, 04/15/2029(a)	633,000	626,616
Service Properties Trust, 4.50%, 03/15/2025	1,164,000	1,106,452
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	$840,000	$807,412
4.00%, 07/15/2028(a)	945,000	915,833
SM Energy Co.,
10.00%, 01/15/2025(a)(e)	1,057,000	1,150,772
6.75%, 09/15/2026(e)	551,000	557,202
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	1,674,000	1,636,896
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	8,100,000	8,181,081
Series 21-A, 3.75%, 09/15/2051(c)	5,624,000	5,502,353
Sprint Capital Corp., 8.75%, 03/15/2032	879,000	1,229,260
Sprint Corp., 7.63%, 03/01/2026	168,000	192,611
Standard Industries, Inc., 5.00%, 02/15/2027(a)	1,258,000	1,269,284
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,233,000	1,203,266
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	212,000	218,975
5.88%, 03/15/2028	1,378,000	1,430,922
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)(e)	1,263,000	1,133,195
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)	1,241,000	1,189,225
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	210,000	223,166
5.00%, 01/15/2028	698,000	716,281
5.50%, 03/01/2030	224,000	237,567
4.88%, 02/01/2031	231,000	241,774
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	1,761,000	1,836,089
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,103,000	1,360,490
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	7,200,000	6,778,416
United Airlines, Inc., 4.38%, 04/15/2026(a)	4,853,000	4,825,678
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	4,156,000	3,978,727
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,286,000	1,322,587
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(h)	424,000	441,566
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)	800,000	833,144
Valvoline, Inc., 3.63%, 06/15/2031(a)	1,233,000	1,131,956
	Principal Amount		Value
United States–(continued)
Viatris, Inc., 3.85%, 06/22/2040		$2,220,000	$2,220,443
Vistra Corp., 7.00%(a)(c)(d)		189,000	188,330
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		237,000	242,047
5.63%, 02/15/2027(a)		423,000	431,896
5.00%, 07/31/2027(a)		890,000	897,965
4.38%, 05/01/2029(a)(e)		1,246,000	1,204,496
WMG Acquisition Corp., 3.75%, 12/01/2029(a)		1,180,000	1,123,764
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	5,117,070
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)(e)		1,192,000	1,160,358
			375,216,195
Uzbekistan–0.10%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)		2,502,000	2,319,934
Zambia–0.35%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		7,200,000	7,660,512
Total U.S. Dollar Denominated Bonds & Notes (Cost $894,784,245)			859,715,881

Non-U.S. Dollar Denominated Bonds & Notes–36.74%(i)
Argentina–2.29%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	1,245,502,870	23,715,252
1.50%, 03/25/2024	ARS	616,326,000	11,540,158
4.00%, 04/27/2025	ARS	88,500,000	3,895,180
2.00%, 11/09/2026	ARS	705,000,000	11,579,386
			50,729,976
Austria–0.18%
Erste Group Bank AG, 4.25%(a)(c)(d)	EUR	3,600,000	4,064,522
Belgium–0.09%
KBC Group N.V., 4.25%(a)(c)(d)	EUR	1,800,000	2,088,034
Brazil–5.13%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 08/15/2026	BRL	49,700,000	37,402,146
Series B, 6.00%, 05/15/2055	BRL	5,700,000	4,356,232
Series F, 10.00%, 01/01/2029	BRL	394,250,000	70,355,939
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,699,900	1,740,834
			113,855,151
Canada–3.26%
Province of Ontario, 6.50%, 03/08/2029	CAD	72,000,000	72,326,879
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Chile–0.52%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	12,000,000,000	$11,460,864
China–8.24%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	815,000,000	131,512,918
Series 2110, 3.41%, 06/07/2031	CNY	175,000,000	28,391,921
China Government Bond, 3.53%, 10/18/2051	CNY	140,000,000	22,994,646
			182,899,485
Cyprus–0.67%
Cyprus Government International Bond, 0.95%, 01/20/2032(a)	EUR	13,490,000	14,935,593
Czech Republic–0.21%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	4,100,000	4,575,967
Egypt–0.72%
Egypt Government Bond, 14.48%, 04/06/2026	EGP	200,000,000	12,782,961
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	3,000,000	3,215,814
			15,998,775
France–0.93%
Accor S.A., 2.63%(a)(c)(d)	EUR	1,800,000	1,928,912
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	5,000,000	5,473,973
Credit Agricole S.A.,
4.00%(a)(c)(d)	EUR	1,800,000	2,119,983
7.50%(a)(c)(d)	GBP	1,700,000	2,569,262
Electricite de France S.A.,
3.00%(a)(c)(d)	EUR	1,800,000	1,977,216
5.38%(a)(c)(d)	EUR	5,400,000	6,503,071
			20,572,417
Germany–0.45%
Bayer AG, 2.38%, 11/12/2079(a)(c)	EUR	3,700,000	4,107,733
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(c)	EUR	3,600,000	4,017,263
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	1,480,000	1,814,403
			9,939,399
Greece–1.94%
Hellenic Republic Government Bond,
1.75%, 06/18/2032(a)	EUR	31,950,000	35,463,723
1.88%, 01/24/2052(a)	EUR	7,427,000	7,409,687
Series GDP, 0.00%, 10/15/2042(f)	EUR	76,770,000	99,184
			42,972,594
India–0.20%
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	3,700,000	4,344,132
	Principal Amount		Value
Italy–0.45%
Intesa Sanpaolo S.p.A., 5.50%(a)(c)(d)	EUR	1,800,000	$2,134,735
UniCredit S.p.A.,
6.63%(a)(c)(d)	EUR	4,970,000	5,852,591
5.38%(a)(c)(d)	EUR	1,775,000	2,064,643
			10,051,969
Ivory Coast–0.14%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	2,900,000	3,066,826
Mexico–1.60%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	574,350,000	27,967,682
Series M, 7.75%, 11/13/2042	MXN	30,000,000	1,419,604
Series M 30, 8.50%, 11/18/2038	MXN	120,000,000	6,130,907
			35,518,193
Netherlands–0.78%
Cooperatieve Rabobank U.A.,
3.25%(a)(c)(d)	EUR	3,600,000	4,024,215
4.38%(a)(c)(d)	EUR	3,400,000	4,071,749
Stichting AK Rabobank Certificaten, 6.50%(a)(b)(d)	EUR	6,401,800	9,317,652
			17,413,616
New Zealand–0.54%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	19,000,000	11,977,982
Portugal–0.58%
Caixa Geral de Depositos S.A., 10.75%(a)(c)(d)	EUR	11,400,000	12,998,150
Romania–0.13%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	2,911,803
Russia–1.02%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	750,000,000	8,686,634
Series 6226, 7.95%, 10/07/2026	RUB	700,000,000	8,583,625
Series 6236, 5.70%, 05/17/2028	RUB	505,000,000	5,426,086
			22,696,345
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
South Africa–3.14%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	323,000,000	$19,415,725
Series 2035, 8.88%, 02/28/2035	ZAR	200,000,000	11,693,064
Series 2037, 8.50%, 01/31/2037	ZAR	567,700,000	31,445,114
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	7,112,785
			69,666,688
Spain–1.35%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(a)(c)(d)	EUR	3,600,000	4,357,743
Banco Santander S.A.,
4.38%(a)(c)(d)	EUR	2,800,000	3,140,203
3.63%(a)(c)(d)	EUR	1,800,000	1,831,670
CaixaBank S.A.,
5.88%(a)(c)(d)	EUR	1,800,000	2,234,785
3.63%(a)(c)(d)	EUR	5,400,000	5,537,470
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	3,700,000	4,291,861
Telefonica Europe B.V.,
2.88%(a)(c)(d)	EUR	3,700,000	4,099,445
4.38%(a)(c)(d)	EUR	3,700,000	4,425,713
			29,918,890
Supranational–0.67%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,655,972
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	9,490,218
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	10,300,000	182,489
0.00%, 03/23/2038(f)	MXN	260,000,000	3,613,191
			14,941,870
Sweden–0.09%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	1,850,000	2,018,370
Switzerland–0.17%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	3,600,000	3,722,105
United Kingdom–1.25%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	7,917,212
Gatwick Funding Ltd.,
3.13%, 09/28/2039(a)	GBP	475,000	620,707
3.25%, 02/26/2048(a)	GBP	1,825,000	2,401,142
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	1,700,000	1,895,535
1.50%, 07/04/2027(a)	EUR	1,900,000	1,946,632
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	1,775,000	2,511,331
NatWest Group PLC, 4.50%(c)(d)	GBP	7,950,000	10,392,426
			27,684,985
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $833,173,106)			815,351,580
Principal Amount		Value

Asset-Backed Securities–9.45%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)	$3,925,000	$3,983,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(j)	13,820	14,160
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.50%, 01/15/2051(k)	12,748,407	309,680
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	2,285,000	2,322,215
Series 2018-1, Class D, 3.37%, 07/15/2024	510,000	511,482
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)	335,000	339,665
Series 2019-1, Class C, 3.57%, 09/14/2026(a)	80,000	81,339
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(k)	5,180,370	177,778
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(k)	14,661,390	626,791
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(l)	586,800	592,547
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(j)	136,234	141,792
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(k)	6,345,612	46,611
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	4,899,298
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	72,470
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	454,689	453,558
Series 2005-JA, Class A7, 5.50%, 11/25/2035	579,103	565,477
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	75,027	75,209
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	1,240,000	1,252,079
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.33% (1 mo. USD LIBOR + 0.23%), 12/15/2035(j)	$13,400	$13,321
Series 2006-H, Class 2A1A, 0.26% (1 mo. USD LIBOR + 0.15%), 11/15/2036(j)	25,809	20,344
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	650,000	650,411
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	2,980,000	2,991,511
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	655,000	667,243
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	6,025,000	6,123,522
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	4,558,106	4,640,308
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	6,290,000	6,379,395
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(l)	840,000	893,222
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(l)	4,190,000	4,350,217
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(l)	59,693	61,909
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	429,673
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.39%, 07/25/2035(l)	63,276	64,738
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	1,655,000	1,686,685
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(f)(l)	20,017	7,194
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.21% (1 mo. USD LIBOR + 0.10%), 08/25/2036(j)	3,081,258	1,360,374
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,590,000
Series 2014-C14, Class B, 4.86%, 02/15/2047(l)	680,000	712,082
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(k)	4,919,469	182,891
	Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(l)		$6,884,926	$6,684,267
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		3,250,000	3,271,718
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		30,204	28,476
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		3,250,000	3,270,222
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		5,490,000	5,531,756
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(k)		9,508,444	374,150
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(m)		81,254	724
Series 1992-2, Class IO, 0.00%, 09/15/2022(f)(k)		159,773	5
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(f)(k)		2,138,518	2
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.49%, 10/25/2033(l)		37,462	37,942
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(k)		6,451,719	287,549
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,825,182
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(l)		1,135,000	1,179,856
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,506,909
Alba PLC, Series 2007-1, Class F, 3.47% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(j)	GBP	1,067,097	1,412,915
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 1.00% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(j)	GBP	2,006,000	2,382,892
Series 2007-2, Class B1, 1.50% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(j)	GBP	2,243,000	2,820,328
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 3.35% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(j)	GBP	5,550,000	$7,243,364
Series 2006-4X, Class E1C, 3.08% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(j)	GBP	4,135,722	5,361,238
Series 2007-2X, Class D1A, 0.22% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(j)	EUR	8,640,000	8,580,625
Gemgarto PLC, Series 2018-1, Class E, 2.48% (SONIA + 2.30%), 09/16/2065(a)(j)	GBP	6,523,475	8,728,314
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.16% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(j)	EUR	4,570,000	5,238,397
Hawksmoor Mortgage Funding 2019-1 PLC, Series 2019-1X, Class F, 3.64% (SONIA + 3.50%), 05/25/2053(a)(j)	GBP	7,287,000	9,866,719
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class G, 3.64% (SONIA + 3.50%), 05/25/2053(a)(j)	GBP	4,048,000	5,474,820
Ludgate Funding PLC, Series 2007-1, Class MA, 0.72% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(j)	GBP	3,246,182	4,151,092
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.29% (SONIA + 2.10%), 09/25/2051(a)(j)	GBP	3,700,000	5,022,346
Series 2021-1, Class E, 2.94% (SONIA + 2.75%), 09/25/2051(a)(j)	GBP	2,220,000	2,971,399
Series 2021-2X, Class F, 3.45% (SONIA + 3.25%), 07/20/2060(a)(j)	GBP	5,100,000	6,919,154
Towd Point Mortgage Funding PLC,
Series 2019-GR4X, Class ER, 1.60% (SONIA + 1.40%), 10/20/2051(a)(j)	GBP	497,000	668,422
Series 2019-GR4X, Class FR, 2.25% (SONIA + 2.05%), 10/20/2051(a)(j)	GBP	2,130,000	2,864,716
Series 2019-GR4X, Class BR, 1.05% (SONIA + 0.85%), 10/20/2051(a)(j)	GBP	5,300,000	7,124,360
Series 2019-GR4X, Class CR, 1.25% (SONIA + 1.05%), 10/20/2051(a)(j)	GBP	2,130,000	2,864,636
Series 2019-GR4X, Class DR, 1.40% (SONIA + 1.20%), 10/20/2051(a)(j)	GBP	994,000	1,336,835
Series 2019-GR4X, Class GR, 2.70% (SONIA + 2.50%), 10/20/2051(a)(j)	GBP	1,775,000	2,388,082
Prosil Acquisition S.A., Series 2019-1, Class A, 1.45% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(j)	EUR	5,637,746	5,992,695
	Principal Amount		Value

Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(j)	EUR	8,775,241	$9,802,265
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(j)	EUR	1,875,000	2,057,635
Series 2019-1, Class D, 8.69% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(j)	EUR	424,276	399,940
Lusitano Mortgages No. 5 PLC, Class D, 0.40% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(j)	EUR	2,296,143	2,244,577
Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(j)	EUR	4,967,133	5,604,574
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(j)	EUR	12,752,510	14,297,327
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(f)(j)	EUR	2,437,595	2,563,657
Total Asset-Backed Securities (Cost $212,190,059)			209,673,232
Affiliated Issuers–3.25%
United States–3.25%
Invesco Senior Loan ETF(e)(n) (Cost $73,067,544)		$3,280,299	72,100,972

Agency Credit Risk Transfer Notes–0.89%
United States–0.89%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.96% (1 mo. USD LIBOR + 2.85%), 11/25/2029(j)		2,494,450	2,559,178
Series 2017-C07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 05/25/2030(j)		1,044,583	1,061,674
Series 2018-C06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 03/25/2031(j)		4,495,161	4,552,705
Series 2018-R07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(j)		975,204	980,615
Series 2019-R02, Class 1M2, 2.41% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(j)		239,780	240,866
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(j)		517,295	519,491
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2016-DNA2, Class M3, STACR®, 4.76% (1 mo. USD LIBOR + 4.65%), 10/25/2028(j)	$1,254,323	$1,302,316
Series 2016-DNA3, Class M3, STACR®, 5.11% (1 mo. USD LIBOR + 5.00%), 12/25/2028(j)	4,182,575	4,379,268
Series 2018-DNA1, Class M2, STACR®, 1.91% (1 mo. USD LIBOR + 1.80%), 07/25/2030(j)	2,339,654	2,355,990
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(j)	1,700,685	1,705,226
Total Agency Credit Risk Transfer Notes (Cost $19,188,116)		19,657,329

Variable Rate Senior Loan Interests–0.81%(o)(p)
Canada–0.12%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.11% (3 mo. USD LIBOR + 2.00%), 11/30/2023	1,350,781	1,348,167
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.86% (3 mo. USD LIBOR + 2.75%), 11/27/2025	1,172,361	1,171,529
		2,519,696
United States–0.69%
Claire’s Stores, Inc., Term Loan, 6.61% (1 mo. USD LIBOR + 6.50%), 12/18/2026	187,173	186,438
Covanta Energy Corp., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.50%), 11/17/2028	222,089	222,321
Covanta Energy Corp., Term Loan C, 3.00% (1 mo. USD LIBOR + 2.50%), 11/17/2028	16,636	16,653
Dun & Bradstreet Corp. (The), Term Loan, 3.36% (1 mo. USD LIBOR + 3.25%), 02/06/2026	1,024,826	1,022,085
Endo Luxembourg Finance Co I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/27/2028	1,359,725	1,328,560
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.21% (3 mo. USD LIBOR + 3.00%), 06/29/2025	1,352,182	1,346,881
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	1,354,320	1,356,020
	Principal Amount	Value
United States–(continued)
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027	$2,650,007	$2,654,565
PetSmart LLC, Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028	1,869,605	1,869,315
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 04/20/2028	2,700,099	2,689,973
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	1,354,231	1,354,699
United Natural Foods, Inc., Term Loan B, 3.36% (3 mo. USD LIBOR + 3.25%), 10/22/2025	1,338,356	1,340,236
		15,387,746
Total Variable Rate Senior Loan Interests (Cost $17,843,471)		17,907,442

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.37%
Fannie Mae Grantor Trust,
IO, 0.64%, 11/25/2040(k)	2,485,788	70,304
0.37%, 12/25/2041(k)	15,532,249	164,305
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 - 11/25/2029(m)	86,791	12,914
6.50%, 04/25/2029 - 07/25/2032(m)	1,111,862	176,205
6.00%, 12/25/2032 - 08/25/2035(m)	1,369,501	220,701
5.50%, 11/25/2033 - 06/25/2035(m)	1,148,889	188,359
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023(m)	5,476	129
6.59%, 02/25/2024 - 05/25/2035(j)(m)	665,687	104,214
7.49% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(j)(m)	88,057	8,542
7.79%, 11/18/2031 - 12/18/2031(j)(m)	148,975	26,322
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(j)(m)	2,858	517
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(j)(m)	35,476	6,083
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(j)(m)	67,077	13,044
7.99%, 03/25/2032 - 04/25/2032(j)(m)	97,222	19,030
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(m)	43,113	6,790
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

7.69% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(m)	$33,752	$6,339
7.89%, 07/25/2032 - 09/25/2032(j)(m)	152,477	30,727
7.99%, 12/18/2032(j)(m)	118,656	20,103
8.09% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(j)(m)	376,603	75,688
8.14%, 02/25/2033 - 05/25/2033(j)(m)	238,302	52,436
7.00%, 03/25/2033 - 04/25/2033(m)	549,273	93,382
7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(j)(m)	184,129	35,871
5.94%, 03/25/2035 - 07/25/2038(j)(m)	153,442	20,044
6.64%, 03/25/2035 - 05/25/2035(j)(m)	293,286	29,623
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(j)(m)	371,119	48,733
7.12% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(j)(m)	743,284	89,206
6.43% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(j)(m)	957,248	156,991
4.00%, 04/25/2041(m)	1,119,241	106,512
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(j)(m)	183,440	27,365
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(j)(m)	441,766	87,389
7.00%, 07/25/2026	10,987	11,752
4.00%, 08/25/2026 - 03/25/2041	87,987	92,934
6.50%, 10/25/2028 - 04/25/2029	94,155	103,666
6.00%, 05/25/2031 - 01/25/2032	171,446	189,207
1.11%, 04/25/2032 - 12/25/2032(j)	121,183	123,621
0.61% (1 mo. USD LIBOR + 0.50%), 10/18/2032(j)	45,155	45,454
0.61% (1 mo. USD LIBOR + 0.50%), 12/25/2032(j)	79,462	78,980
0.51% (1 mo. USD LIBOR + 0.40%), 11/25/2033(j)	46,174	46,427
24.17% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(j)	163,820	259,115
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(j)	181,020	269,922
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(j)	88,639	89,324
Federal Home Loan Mortgage Corp.,
6.50%, 02/01/2022 - 09/01/2022	1,219	1,228
6.00%, 10/01/2022	1,140	1,249
8.50%, 08/01/2031	22,391	25,206
Principal Amount		Value

Federal National Mortgage Association,
5.50%, 02/01/2022 - 02/01/2035	$29,438	$32,950
7.00%, 06/01/2022 - 12/01/2033	17,320	18,836
8.50%, 07/01/2032	2,001	2,007
7.50%, 03/01/2033	19,928	22,551
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(k)	4,029,301	90,810
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	6,773,663	244,022
Series K093, Class X1, IO, 0.95%, 05/25/2029(k)	45,661,613	2,766,514
Freddie Mac REMICs,
1.50%, 07/15/2023	36,845	36,945
5.00%, 09/15/2023	38,515	39,314
6.75%, 02/15/2024	5,553	5,761
6.50%, 02/15/2028 - 06/15/2032	82,466	92,722
0.56% (1 mo. USD LIBOR + 0.45%), 02/15/2029(j)	7,930	7,962
0.76% (1 mo. USD LIBOR + 0.65%), 07/15/2029(j)	12,082	12,190
1.11%, 02/15/2032 - 03/15/2032(j)	245,353	250,033
3.50%, 05/15/2032	82,371	85,785
0.61% (1 mo. USD LIBOR + 0.50%), 01/15/2033(j)	7,159	7,265
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(j)	126,102	202,989
4.00%, 06/15/2038	98,355	104,404
3.00%, 05/15/2040	2,261	2,291
IO, 5.89%, 03/15/2024 - 04/15/2038(j)(m)	228,473	16,791
7.00%, 03/15/2028 - 04/15/2028(m)	44,357	5,969
8.59%, 07/17/2028(j)(m)	32,919	2,002
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(j)(m)	59,645	8,464
8.84% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(j)(m)	29,772	3,664
6.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(j)(m)	271,041	40,034
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(j)(m)	495,661	63,195
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(j)(m)	31,849	4,027
6.61%, 05/15/2035(j)(m)	770,131	107,179
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(j)(m)	581,227	61,086
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(j)(m)	159,877	29,635
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value

5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(j)(m)	$284,725	$44,571
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(j)(m)	134,340	20,088
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(m)	205,482	31,036
6.50%, 02/01/2028 - 06/01/2031(m)	53,405	8,452
7.50%, 12/15/2029(m)	58,060	9,960
6.00%, 12/15/2032(m)	109,081	15,819
Government National Mortgage Association,
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(j)	986	1,007
7.00%, 01/15/2028 - 01/20/2030	141,540	150,363
8.00%, 01/15/2028 - 09/15/2028	73,312	78,493
IO, 6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(j)(m)	519,121	83,695
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(j)(m)	884,499	118,807
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,897,187)		8,165,641
	Shares
Preferred Stocks–0.18%
United States–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	3,500,000	3,901,662
Claire’s Holdings LLC, Series A, Pfd.	195	50,456
Total Preferred Stocks (Cost $4,309,109)		3,952,118
Common Stocks & Other Equity Interests–0.08%
Argentina–0.05%
TMF Trust Co. S.A.(q)	118,421,179	1,127,552
United States–0.03%
ACNR Holdings, Inc.	2,129	97,934
Civitas Resources, Inc.	3,206	174,727
Claire’s Holdings LLC	614	201,085
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(q)	2,297	0
Shares		Value
United States–(continued)
McDermott International Ltd.(r)	38,319	$23,298
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(q)(r)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(q)(r)	85,239	11,081
McDermott International Ltd., Wts., expiring 12/31/2049(q)	55,393	33,679
Party City Holdco, Inc.(r)	10,188	48,190
Sabine Oil & Gas Holdings, Inc.(q)(r)	2,510	1,707
Windstream Services LLC(q)	399	7,581
		609,255
Total Common Stocks & Other Equity Interests (Cost $9,428,216)		1,736,807
Money Market Funds–2.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(s)	22,092,980	22,092,980
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(s)	16,199,869	16,201,489
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(s)	25,249,120	25,249,120
Total Money Market Funds (Cost $63,548,089)		63,543,589

Options Purchased–0.47%
(Cost $13,527,738)(t)		10,502,835
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-93.84% (Cost $2,150,956,880)		2,082,307,426
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.28%
Invesco Private Government Fund, 0.02%(n)(s)(u)	34,887,221	34,887,221
Invesco Private Prime Fund, 0.11%(n)(s)(u)	82,317,025	82,333,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,220,785)		117,220,706
TOTAL INVESTMENTS IN SECURITIES—99.12% (Cost $2,268,177,665)		2,199,528,132
OTHER ASSETS LESS LIABILITIES–0.88%		19,613,174
NET ASSETS–100.00%		$2,219,141,306
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $966,868,405, which represented 43.57% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at January 31, 2022.
(f)	Zero coupon bond issued at a discount.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Senior Loan ETF	$72,429,002	$-	$(48,645)	$(279,385)	$-	$72,100,972	$557,651
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	52,627,305	82,548,753	(113,083,078)	-	-	22,092,980	3,472
Invesco Liquid Assets Portfolio, Institutional Class	38,016,641	58,963,395	(80,773,627)	(1,764)	(3,156)	16,201,489	1,342
Invesco Treasury Portfolio, Institutional Class	60,145,492	94,341,432	(129,237,804)	-	-	25,249,120	1,565
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,905,063	$84,827,772	$(67,845,614)	$-	$-	$34,887,221	$1,406*
Invesco Private Prime Fund	41,778,482	169,392,172	(128,824,604)	(79)	(12,486)	82,333,485	17,555*
Total	$282,901,985	$490,073,524	$(519,813,372)	$(281,228)	$(15,642)	$252,865,267	$582,991

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(p)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(q)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(r)	Non-income producing security.
(s)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(t)	The table below details options purchased.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	12/05/2022	AUD	0.80	AUD	10,650,000	$ 521,812
AUD versus USD	Call	Goldman Sachs International	02/18/2022	AUD	0.73	AUD	50,000,000	14,813
EUR versus CHF	Call	Bank of America, N.A.	03/10/2022	EUR	1.07	EUR	35,500,000	21,257
EUR versus CHF	Call	Morgan Stanley and Co. International PLC	02/16/2022	EUR	1.10	EUR	2,500,000	786
EUR versus CHF	Call	UBS AG	04/13/2022	EUR	1.08	EUR	1,775,000	98,586
NZD versus USD	Call	Goldman Sachs International	03/16/2022	NZD	0.70	NZD	49,700,000	15,109
USD versus JPY	Call	Goldman Sachs International	04/06/2026	USD	115.00	USD	43,000,000	1,036,515
USD versus JPY	Call	Goldman Sachs International	04/09/2026	USD	115.00	USD	43,000,000	1,035,268
Subtotal — Foreign Currency Call Options Purchased								2,744,146
Currency Risk
EUR versus CZK	Put	Morgan Stanley and Co. International PLC	07/12/2022	EUR	23.90	EUR	2,500,000	421,016
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/07/2022	EUR	9.65	EUR	2,130,000	356,360
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	05/16/2022	EUR	9.90	EUR	2,500,000	128,632
EUR versus SEK	Put	UBS AG	02/18/2022	EUR	9.60	EUR	2,500,000	31
USD versus BRL	Put	Bank of America, N.A.	03/08/2022	USD	5.38	USD	56,800,000	40,214
USD versus BRL	Put	Goldman Sachs International	03/10/2022	USD	5.45	USD	42,600,000	192,637
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	USD	5.10	USD	3,700,000	606,785
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/20/2022	USD	4.90	USD	3,550,000	332,280
USD versus BRL	Put	Morgan Stanley and Co. International PLC	04/08/2022	USD	5.40	USD	2,500,000	740,490
USD versus CAD	Put	Bank of America, N.A.	09/20/2022	USD	1.20	USD	3,550,000	778,174
USD versus CAD	Put	Goldman Sachs International	05/12/2022	USD	1.19	USD	45,000,000	22,995
USD versus CNH	Put	Goldman Sachs International	02/10/2022	USD	6.38	USD	100,000,000	215,000
USD versus CNH	Put	Goldman Sachs International	05/17/2022	USD	6.25	USD	3,600,000	340,902
USD versus CNH	Put	Standard Chartered Bank PLC	02/24/2022	USD	6.38	USD	75,000,000	247,425
USD versus CNH	Put	Standard Chartered Bank PLC	02/24/2022	USD	6.31	USD	355,000	30,006
USD versus CNH	Put	Standard Chartered Bank PLC	03/21/2022	USD	6.34	USD	1,250,000	323,976
USD versus INR	Put	Standard Chartered Bank PLC	05/06/2022	USD	73.00	USD	2,840,000	197,187
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus INR	Put	Standard Chartered Bank PLC	07/06/2022	USD	74.00	USD	37,000,000	$19,018
USD versus JPY	Put	Bank of America, N.A.	03/24/2022	USD	113.30	USD	71,000,000	80,585
USD versus JPY	Put	Goldman Sachs International	04/12/2022	USD	112.35	USD	71,000,000	299,194
USD versus JPY	Put	Goldman Sachs International	07/08/2022	USD	113.50	USD	71,000,000	82,431
USD versus KRW	Put	Standard Chartered Bank PLC	04/19/2022	USD	1,150.00	USD	2,500,000	153,057
USD versus MXN	Put	Goldman Sachs International	02/10/2022	USD	20.30	USD	50,000,000	40,250
USD versus MXN	Put	Morgan Stanley and Co. International PLC	02/10/2022	USD	19.90	USD	1,000,000	10,796
USD versus RUB	Put	Goldman Sachs International	09/15/2022	USD	72.00	USD	3,600,000	529,992
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/07/2022	USD	68.00	USD	2,500,000	413
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	01/19/2023	USD	70.00	USD	2,130,000	240,635
USD versus THB	Put	Standard Chartered Bank PLC	03/22/2022	USD	33.25	USD	75,000,000	174,825
USD versus ZAR	Put	Bank of America, N.A.	03/03/2022	USD	14.75	USD	50,000,000	45,150
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/10/2022	USD	15.10	USD	50,000,000	101,450
Subtotal — Foreign Currency Put Options Purchased								6,751,906
Total Foreign Currency Options Purchased								$9,496,052

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.56%	Pay	SOFR	Annually	03/14/2022	USD	71,000,000	$1,006,783

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Put	105.00%	Markit CDX North America High Yield Index, Series 37, Version 1	5.00%	Quarterly	04/20/2022	3.414%	USD	71,000,000	$(1,019,622)
J.P. Morgan Chase Bank, N.A.	Put	337.50	Markit iTraxx Europe Crossover Index, Series 36, Version 1	5.00	Quarterly	03/16/2022	2.877	EUR	47,570,000	(342,947)
J.P. Morgan Chase Bank, N.A.	Put	103.00	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.414	USD	35,500,000	(351,881)
J.P. Morgan Chase Bank, N.A.	Put	337.50	Markit iTraxx Europe Crossover Index, Series 36, Version 1	5.00	Quarterly	03/16/2022	2.877	EUR	71,000,000	(511,860)
Morgan Stanley and Co. International PLC	Put	105.00	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.414	USD	53,250,000	(764,717)
Total Credit Default Swaptions Written										$(2,991,027)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus NOK	Call	J.P. Morgan Chase Bank, N.A.	08/23/2022	EUR	10.70	EUR	36,000,000	$(447,272)
NZD versus USD	Call	Goldman Sachs International	03/16/2022	NZD	0.72	NZD	49,700,000	(2,355)
USD versus CAD	Call	Bank of America, N.A.	09/20/2022	USD	1.40	USD	5,680,000	(320,852)
USD versus CAD	Call	Goldman Sachs International	05/12/2022	USD	1.27	USD	45,000,000	(609,300)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/08/2022	USD	900.00	USD	17,500,000	(87)
USD versus JPY	Call	Goldman Sachs International	04/09/2026	USD	130.00	USD	43,000,000	(349,031)
USD versus KRW	Call	Standard Chartered Bank PLC	04/19/2022	USD	1,215.00	USD	25,000,000	(270,050)
USD versus RUB	Call	Goldman Sachs International	09/15/2022	USD	80.00	USD	36,000,000	(2,494,728)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/18/2022	USD	15.80	USD	35,500,000	(201,924)
Subtotal — Foreign Currency Call Options Written								(4,695,599)
Currency Risk
USD versus CNH	Put	Standard Chartered Bank PLC	03/21/2022	USD	6.27	USD	1,250,000	(79,165)
Total – Foreign Currency Options Written								$(4,774,764)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.10%	SOFR	Receive	Annually	12/07/2022	USD	53,250,000	$(418,224)
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.42	SOFR	Receive	Annually	02/07/2022	USD	53,250,000	(8,223)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.10	SOFR	Receive	Annually	12/08/2022	USD	53,250,000	(419,131)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.00	SOFR	Receive	Annually	12/05/2022	USD	53,250,000	(808,664)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.53	SONIA	Receive	Annually	06/10/2022	GBP	12,500,000	(138,737)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.92	SONIA	Receive	Annually	07/13/2022	GBP	17,750,000	(896,916)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.52	SONIA	Receive	Annually	02/07/2022	USD	35,500,000	(31,297)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.46	SOFR	Receive	Annually	02/28/2022	USD	52,500,000	(1,470)
Subtotal—Interest Rate Call Swaptions Written										(2,722,662)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.72	SOFR	Pay	Annually	03/14/2022	USD	142,000,000	(984,465)
2 Year Interest Rate Swap	Put	Bank of America, N.A.	2.22	3 Month CDOR	Pay	Quarterly	07/19/2022	CAD	177,500,000	(949,023)
10 Year Interest Rate Swap	Put	Goldman Sachs International	1.72	SOFR	Pay	Annually	02/07/2022	USD	53,250,000	(53,897)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	SOFR	Pay	Annually	12/07/2022	USD	53,250,000	(941,334)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.60	6 Month EUR LIBOR	Pay	Semi-Annually	04/29/2022	EUR	56,800,000	(5,201)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.20	SOFR	Pay	Annually	12/08/2022	USD	17,750,000	(225,020)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.05	SOFR	Pay	Annually	12/08/2022	USD	17,750,000	(289,642)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.90	SOFR	Pay	Annually	12/08/2022	USD	17,750,000	(371,249)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.45%	6 Month EUR LIBOR	Pay	Semi-Annually	04/27/2022	EUR	106,500,000	$(1,735,660)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.36	SOFR	Pay	Semi-Annually	07/19/2022	USD	355,000,000	(2,016,971)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.82	SOFR	Pay	Annually	02/07/2022	USD	35,500,000	(33,445)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.76	SOFR	Pay	Semi-Annually	02/28/2022	USD	52,500,000	(1,641)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.25	SONIA	Pay	Annually	07/20/2022	GBP	17,750,000	(907,828)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	53,250,000	(1,176,086)
Subtotal—Interest Rate Put Swaptions Written										(9,691,462)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(12,414,124)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Three-Month Canadian Bankers’ Acceptance	355	December-2022	$68,397,858	$(89,417)	$(89,417)
U.S. Treasury 2 Year Notes	398	March-2022	86,229,188	(656,051)	(656,051)
U.S. Treasury 10 Year Notes	806	March-2022	103,142,813	(201,258)	(201,258)
Subtotal—Long Futures Contracts				(946,726)	(946,726)
Short Futures Contracts
Interest Rate Risk
Euro-Bund	209	March-2022	(39,707,218)	382,917	382,917
Long Gilt	42	March-2022	(6,889,005)	228,915	228,915
U.S. Treasury 5 Year Notes	203	March-2022	(24,198,234)	260,094	260,094
U.S. Treasury 10 Year Ultra Notes	309	March-2022	(44,133,891)	323,166	323,166
U.S. Treasury Long Bonds	74	March-2022	(11,516,250)	169,000	169,000
U.S. Treasury Ultra Bonds	329	March-2022	(62,160,438)	494,623	494,623
Subtotal—Short Futures Contracts				1,858,715	1,858,715
Total Futures Contracts				$911,989	$911,989

(a)	Futures contracts collateralized by $13,293,002 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2022	Bank of America, N.A.	USD	29,311,000	INR	2,193,928,350	$64,756
02/17/2022	Bank of America, N.A.	EUR	18,330,000	USD	21,039,101	440,101
03/16/2022	Bank of America, N.A.	EUR	10,984,000	USD	12,425,650	74,237
03/16/2022	Bank of America, N.A.	RUB	6,851,239,350	USD	89,751,059	2,188,767
03/16/2022	Bank of America, N.A.	USD	10,614,201	AUD	15,046,000	26,078
03/16/2022	Bank of America, N.A.	USD	23,758,333	CZK	540,430,800	1,078,978
03/16/2022	Bank of America, N.A.	USD	20,969,898	INR	1,598,231,261	345,678
03/16/2022	Bank of America, N.A.	USD	23,000,000	NOK	207,000,800	256,978
03/16/2022	Bank of America, N.A.	USD	11,383,371	ZAR	182,841,835	442,530
03/24/2022	Bank of America, N.A.	USD	440,000	RUB	35,275,900	9,953
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Citibank, N.A.	EUR	66,370,000	USD	75,080,067	$447,576
03/16/2022	Goldman Sachs International	AUD	30,833,000	USD	22,142,091	337,511
03/16/2022	Goldman Sachs International	EUR	138,963,927	USD	157,290,944	1,027,211
03/16/2022	Goldman Sachs International	NZD	17,750,000	USD	12,207,296	535,999
03/16/2022	Goldman Sachs International	USD	65,024,321	CNY	417,079,000	246,851
03/16/2022	Goldman Sachs International	USD	10,849,673	MXN	233,890,000	408,168
03/16/2022	Goldman Sachs International	USD	49,281,145	RUB	3,913,770,124	738,809
05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	1,023,013
09/16/2022	Goldman Sachs International	RUB	818,748,000	USD	10,260,000	282,142
09/16/2022	Goldman Sachs International	USD	15,660,000	RUB	1,286,469,000	17,845
02/02/2022	J.P. Morgan Chase Bank, N.A.	USD	125,715,702	BRL	680,422,992	2,421,808
03/03/2022	J.P. Morgan Chase Bank, N.A.	USD	9,540,508	BRL	52,042,992	190,158
03/16/2022	J.P. Morgan Chase Bank, N.A.	EUR	66,291,315	USD	74,991,796	447,785
03/16/2022	J.P. Morgan Chase Bank, N.A.	JPY	4,364,610,725	USD	38,553,635	611,648
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	48,892,075	USD	2,354,769	1,444
03/16/2022	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	25,702,959	678,704
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	71,447,765	AUD	101,365,915	236,511
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	22,046,259	CAD	28,181,733	122,707
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	7,832,064	CNY	50,246,608	31,326
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	8,864,687	GBP	6,686,000	125,028
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	4,875,000	MXN	103,666,875	114,804
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	16,217,875	NOK	148,080,549	419,288
04/29/2022	J.P. Morgan Chase Bank, N.A.	EUR	15,265,000	USD	17,269,905	83,797
04/29/2022	J.P. Morgan Chase Bank, N.A.	USD	17,269,918	RUB	1,411,669,038	556,298
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	12,083,000	RUB	970,373,647	36,132
02/02/2022	Morgan Stanley and Co. International PLC	USD	126,283,269	BRL	680,422,992	1,854,241
03/16/2022	Morgan Stanley and Co. International PLC	EUR	22,636,484	USD	25,614,426	159,896
03/16/2022	Morgan Stanley and Co. International PLC	NZD	18,781,000	USD	12,657,887	308,668
03/16/2022	Morgan Stanley and Co. International PLC	USD	17,190,726	AUD	24,375,711	47,368
03/16/2022	Morgan Stanley and Co. International PLC	USD	22,459,635	CAD	28,706,529	122,158
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,451,665	GBP	1,094,507	19,963
03/16/2022	Morgan Stanley and Co. International PLC	USD	31,779,148	MXN	677,165,748	814,910
03/16/2022	Morgan Stanley and Co. International PLC	USD	12,000,000	ZAR	193,038,000	485,372
03/16/2022	Royal Bank of Canada	EUR	70,062,588	USD	79,306,945	522,171
03/16/2022	Royal Bank of Canada	GBP	5,950,000	USD	8,065,909	65,789
03/16/2022	Royal Bank of Canada	JPY	93,526,076	USD	826,074	13,043
03/16/2022	Standard Chartered Bank PLC	CNY	405,756,800	USD	63,673,302	174,008
03/16/2022	Standard Chartered Bank PLC	INR	1,754,052,525	USD	23,430,000	36,239
03/16/2022	Standard Chartered Bank PLC	KRW	53,332,137,400	USD	44,916,600	728,363
03/16/2022	Standard Chartered Bank PLC	USD	9,700,820	THB	327,043,750	120,428
Subtotal—Appreciation						21,543,236
Currency Risk
02/17/2022	Bank of America, N.A.	USD	21,042,919	PLN	83,468,000	(608,327)
03/16/2022	Bank of America, N.A.	AUD	27,315,104	USD	19,269,440	(47,344)
03/16/2022	Bank of America, N.A.	CAD	8,073,961	USD	6,316,171	(35,155)
03/16/2022	Bank of America, N.A.	GBP	13,366,664	USD	17,725,132	(247,123)
03/16/2022	Bank of America, N.A.	NOK	68,643,468	USD	7,522,572	(189,667)
03/16/2022	Bank of America, N.A.	RUB	1,276,800,000	USD	16,000,000	(318,148)
03/16/2022	Bank of America, N.A.	USD	11,951,698	EUR	10,565,036	(71,405)
03/16/2022	Bank of America, N.A.	USD	42,088,195	JPY	4,765,646,262	(659,966)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Bank of America, N.A.	USD	24,994,135	NZD	37,103,104	$(597,439)
03/16/2022	Bank of America, N.A.	USD	24,555,821	SEK	222,898,103	(641,827)
03/16/2022	Citibank, N.A.	GBP	8,000,000	USD	10,611,200	(145,264)
03/16/2022	Citibank, N.A.	MXN	2,100,000	USD	97,229	(3,850)
03/16/2022	Citibank, N.A.	USD	4,694,625	EUR	4,150,000	(27,986)
03/16/2022	Citibank, N.A.	USD	45,778,905	KRW	53,932,127,500	(1,093,547)
03/16/2022	Goldman Sachs International	CAD	8,242,912	USD	6,448,718	(35,512)
03/16/2022	Goldman Sachs International	GBP	25,667,000	USD	34,039,832	(470,938)
03/16/2022	Goldman Sachs International	MXN	395,901,555	USD	18,675,535	(380,418)
03/16/2022	Goldman Sachs International	USD	31,858,809	EUR	28,022,600	(347,637)
03/16/2022	Goldman Sachs International	USD	17,342,314	MXN	360,114,877	(8,884)
03/16/2022	Goldman Sachs International	USD	21,600,000	RUB	1,676,678,400	(171,205)
03/16/2022	Goldman Sachs International	ZAR	204,295,000	USD	12,632,402	(581,053)
02/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	680,422,992	USD	126,899,315	(1,238,195)
03/03/2022	J.P. Morgan Chase Bank, N.A.	BRL	628,380,000	USD	115,194,457	(2,296,018)
03/16/2022	J.P. Morgan Chase Bank, N.A.	AUD	15,046,000	USD	10,605,173	(35,106)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CAD	36,015,000	USD	28,174,138	(156,814)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CNY	983,385,750	USD	153,265,763	(630,119)
03/16/2022	J.P. Morgan Chase Bank, N.A.	GBP	22,523,063	USD	29,862,383	(421,182)
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	908,982,000	USD	42,088,735	(1,663,347)
03/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	965,415,000	USD	12,000,000	(338,490)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	25,625,325	EUR	22,659,421	(145,002)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,287,075	RUB	475,765,000	(206,559)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,035,000	ZAR	92,103,153	(77,924)
03/16/2022	J.P. Morgan Chase Bank, N.A.	ZAR	946,890,000	USD	58,592,865	(2,650,380)
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	2,750,000	RUB	214,434,000	(71,904)
02/02/2022	Morgan Stanley and Co. International PLC	BRL	680,422,992	USD	118,277,410	(9,860,100)
02/10/2022	Morgan Stanley and Co. International PLC	CLP	599,060,000	USD	700,000	(47,388)
03/16/2022	Morgan Stanley and Co. International PLC	CLP	11,295,000,000	USD	13,326,647	(700,213)
03/16/2022	Morgan Stanley and Co. International PLC	GBP	5,135,000	USD	6,810,649	(93,656)
03/16/2022	Morgan Stanley and Co. International PLC	NOK	69,817,128	USD	7,648,681	(195,421)
03/16/2022	Morgan Stanley and Co. International PLC	USD	10,100,942	EUR	8,895,000	(98,591)
03/16/2022	Morgan Stanley and Co. International PLC	USD	7,157,881	JPY	810,479,971	(112,300)
03/16/2022	Morgan Stanley and Co. International PLC	USD	24,995,076	NZD	37,086,168	(609,516)
03/16/2022	Morgan Stanley and Co. International PLC	USD	451,695	SEK	4,096,764	(12,167)
03/16/2022	Royal Bank of Canada	CAD	58,212,000	USD	45,546,516	(245,552)
03/16/2022	Royal Bank of Canada	GBP	4,415,000	USD	5,856,299	(79,925)
03/16/2022	Royal Bank of Canada	USD	2,664,682	EUR	2,354,760	(16,775)
03/16/2022	Standard Chartered Bank PLC	USD	20,350,000	INR	1,513,022,500	(170,851)
Subtotal—Depreciation						(28,856,190)
Total Forward Foreign Currency Contracts						$(7,312,954)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Indonesia Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2026	0.909%	USD	9,382,000	$(57,129)	$(42,641)	$14,488
Markit iTraxx Europe Index, Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	0.590	EUR	15,265,000	(434,104)	(337,930)	96,174
Markit iTraxx Europe Sub Financials Index, Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	1.265	EUR	32,837,000	401,782	479,469	77,687
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.082	USD	1,775,000	84,519	88,125	3,606
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.414	USD	42,600,000	(3,529,065)	(2,907,620)	621,445
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2024	1.569	USD	7,180,000	103,133	123,031	19,898
Colombia Government International Bonds	Sell	1.00	Quarterly	12/20/2026	2.269	USD	8,875,000	(508,035)	(452,146)	55,889
Subtotal - Appreciation								(3,938,899)	(3,049,712)	889,187
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.136	USD	8,875,000	632,143	501,571	(130,572)
Markit iTraxx Europe Senior Financials, Series 36, Version 1	Sell	1.00	Quarterly	12/20/2026	0.674	EUR	35,500,000	853,253	623,483	(229,770)
Subtotal - Depreciation								1,485,396	1,125,054	(360,342)
Total Centrally Cleared Credit Default Swap Agreements								$(2,453,503)	$(1,924,658)	$528,845

(a)	Centrally cleared swap agreements collateralized by $18,121,315 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month JIBAR	Quarterly	(6.61)%	Quarterly	10/19/2026	ZAR	119,500,000	$624	$3,771	$3,147
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	—	5,386	5,386
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	164,500,000	—	21,312	21,312
Pay	BZDIOVRA	At Maturity	11.08	At Maturity	01/04/2027	BRL	88,313,879	—	34,709	34,709
Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,939	—	75,675	75,675
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	51,150,000	308	94,035	93,727
Receive	SONIA	Annually	(0.89)	Annually	11/15/2051	GBP	2,556,000	—	158,720	158,720
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	68,625,000	—	242,584	242,584
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	206,100,000	—	281,598	281,598
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	145,000,000	—	538,056	538,056
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	—	544,049	544,049
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	136,500,000	—	551,804	551,804
Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	187,500,000	—	1,163,639	1,163,639
Receive	28 Day MXN TIIE	28 Day	(5.63)	28 Day	05/29/2031	MXN	187,500,000	—	1,191,248	1,191,248
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	186,650,000	—	1,212,071	1,212,071
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	55,700,000	—	1,406,213	1,406,213
Receive	6 Month WIBOR	Semi-Annually	(1.44)	Annually	05/04/2026	PLN	56,160,000	—	1,425,981	1,425,981
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	SONIA	Annually	(0.80)%	Annually	12/02/2031	GBP	27,867,500	$—	$1,479,630	$1,479,630
Receive	28 Day MXN TIIE	28 Day	(5.53)	28 Day	05/29/2031	MXN	326,250,000	—	2,190,496	2,190,496
Receive	SONIA	Annually	(0.75)	Annually	12/06/2031	GBP	44,375,000	—	2,658,529	2,658,529
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	22,500,000,000	—	3,396,560	3,396,560
Subtotal — Appreciation								932	18,676,066	18,675,134
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	982,000,000	—	(3,940,297)	(3,940,297)
Pay	3 Month CDOR	Quarterly	1.14	Semi-Annually	02/24/2024	CAD	404,950,000	—	(3,604,662)	(3,604,662)
Pay	3 Month KORIBOR	Quarterly	1.19	Quarterly	03/14/2023	KRW	240,900,000,000	—	(1,384,463)	(1,384,463)
Pay	BZDIOVRA	At Maturity	9.27	At Maturity	01/04/2027	BRL	72,944,675	—	(988,726)	(988,726)
Pay	3 Month KORIBOR	Quarterly	1.51	Quarterly	06/16/2023	KRW	202,300,000,000	—	(985,425)	(985,425)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	108,925,000	—	(345,337)	(345,337)
Pay	28 Day MXN TIIE	28 Day	7.08	28 Day	06/16/2031	MXN	187,090,000	—	(287,781)	(287,781)
Pay	3 Month NDBB	Quarterly	2.39	Semi-Annually	01/27/2024	NZD	269,800,000	—	(272,080)	(272,080)
Pay	3 Month KORIBOR	Quarterly	2.17	Quarterly	01/17/2024	KRW	85,200,000,000	—	(156,379)	(156,379)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	01/11/2027	CZK	338,425,000	—	(85,822)	(85,822)
Pay	3 Month CZK PRIBOR	Quarterly	4.77	Annually	01/11/2023	CZK	1,577,620,000	—	(62,777)	(62,777)
Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	767,650,000	—	(21,508)	(21,508)
Subtotal — Depreciation								—	(12,135,257)	(12,135,257)
Total Centrally Cleared Interest Rate Swap Agreements								$932	$6,540,809	$6,539,877

(a)	Centrally cleared swap agreements collateralized by $18,121,315 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.482%	EUR	7,500,000	$84,276	$127,078	$42,802
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.213	EUR	10,000,000	393,843	483,782	89,939
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.213	EUR	35,000,000	1,368,015	1,693,236	325,221
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.412	USD	14,600,000	1,942,784	1,987,657	44,873
Subtotal—Appreciation									3,788,918	4,291,753	502,835
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.855%	EUR	3,750,000	$27,373	$(17,801)	$(45,174)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.412	USD	46,800,000	6,616,191	6,371,395	(244,796)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	1.082	EUR	7,100,000	506,110	315,765	(190,345)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	1.060	EUR	7,500,000	49,587	(50,981)	(100,568)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	1.060	EUR	7,100,000	152,074	(48,261)	(200,335)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	1.060	EUR	3,550,000	57,522	(24,131)	(81,653)
Subtotal—Depreciation									7,408,857	6,545,986	(862,871)
Total Open Over-The-Counter Credit Default Swap Agreements									$11,197,775	$10,837,739	$(360,036)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	FBIL Overnight MIBOR	Semi-Annually	6.33%	Semi-Annually	01/31/2022	INR	590,000,000	$—	$112,581	$112,581
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.98	Annually	03/25/2026	RUB	2,000,000,000	—	(2,706,920)	(2,706,920)
Bank of America, N.A.	Pay	3 Month MOSKP	Quarterly	7.31	Annually	08/17/2024	RUB	990,000,000	—	(976,837)	(976,837)
Subtotal—Depreciation									—	(3,683,757)	(3,683,757)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(3,571,176)	$(3,571,176)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,168,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KORIBOR	—Korea Interbank Offered Rate
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$859,715,881	$—	$859,715,881
Non-U.S. Dollar Denominated Bonds & Notes	—	815,351,580	—	815,351,580
Asset-Backed Securities	—	209,673,232	—	209,673,232
Affiliated Issuers	72,100,972	—	—	72,100,972
Agency Credit Risk Transfer Notes	—	19,657,329	—	19,657,329
Variable Rate Senior Loan Interests	—	17,907,442	—	17,907,442
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	8,165,641	—	8,165,641
Preferred Stocks	—	3,952,118	—	3,952,118
Common Stocks & Other Equity Interests	246,215	299,019	1,191,573	1,736,807
Money Market Funds	63,543,589	117,220,706	—	180,764,295
Options Purchased	—	10,502,835	—	10,502,835
Total Investments in Securities	135,890,776	2,062,445,783	1,191,573	2,199,528,132
Other Investments - Assets*
Futures Contracts	1,858,715	—	—	1,858,715
Forward Foreign Currency Contracts	—	21,543,236	—	21,543,236
Swap Agreements	—	20,179,737	—	20,179,737
	1,858,715	41,722,973	—	43,581,688
Other Investments - Liabilities*
Futures Contracts	(946,726)	—	—	(946,726)
Forward Foreign Currency Contracts	—	(28,856,190)	—	(28,856,190)
Options Written	—	(20,179,915)	—	(20,179,915)
Swap Agreements	—	(17,042,227)	—	(17,042,227)
	(946,726)	(66,078,332)	—	(67,025,058)
Total Other Investments	911,989	(24,355,359)	—	(23,443,370)
Total Investments	$136,802,765	$2,038,090,424	$1,191,573	$2,176,084,762

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund